SCHEDULE OF RELATED PARTY TRANSACTION AMOUNT DUE TO RELATED PARTY (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Zhiyou Wang [Member]
Related Party Transaction [Line Items]
Due to related parties, current	[1]	$ 243,219	$ 238,168
Radiance Holding Hk Limited [Member]
Related Party Transaction [Line Items]
Due to related parties, current	[2]	273,000	273,000
Ying Wang [Member]
Related Party Transaction [Line Items]
Due to related parties, current	[3]	$ 400,000	$ 400,000

[1]	The amounts represent the payables of $243,219 due to Zhiyou Wang related to the Company’s borrowing from shareholders because of a temporary shortage of RMB funds. As of December 31, 2023, the Company has not yet repaid the loan due to the affiliated relationship between Zhiyou Wang and Wei Zhu. The Company may not repay the debt until the Company recovers the digital assets wrongly seized by the Sheyang County Public Security Bureau.
[2]	The amounts represent the payables of $273,000 due to Radiance Holding (HK) Limited related to the Company’s borrowing shares from shareholders to pay agency fees with 100,000 ADSs of the Company. As of December 31, 2023, the Company has not yet repaid the loan due to the affiliated relationship between Radiance Holding (HK) Limited and Wei Zhu. The Company may not repay the debt until the Company recovers the digital assets wrongly seized by the Sheyang County Public Security Bureau.
[3]	On June 13, 2022, the Company issued a promissory note to Ying Wang, a Singapore resident associated with Zhiyou Wang, in the principal amount of up to USD$5,000,000 to provide for the Company’s working capital. The Note has a term of one year with the maturity date on June 1, 2023 and bears no interest other than any applicable imputed interest charged by the appropriate government authority. The balance of the Note may be prepaid at any time before the Maturity Date. As of December 31, 2023, the Company has not yet repaid the loan due to the affiliated relationship between Ying Wang and Wei Zhu. The Company may not repay the debt until the Company recovers the digital assets wrongly seized by the Sheyang County Public Security Bureau.